TWO ROADS SHARED TRUST

LeaderShares alphafactor us core equity ETf

LSAF

Incorporated herein by reference is the definitive version of the prospectus for the LeaderShares AlphaFactor® US Core Equity ETF filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 8, 2019 (SEC Accession No. 0001580642-19-001274).